Qualitative and Quantitative Information of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Contracts Holding

The Group is holding the following contracts:

At December 31, 2023

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (2)	Forward	9,467	—	—	9,467	443	Other current financial assets
Average forward rate (EUR/USD)		1.047

Notional amount (1)	Collar options	12,247	—	—	12,247	204	Other current financial assets
Average forward rate (USD/MXN)		17.880

Notional amount (2)	Forward	36,631	6,807	—	43,438	613	Other current financial assets
Average forward rate (EUR/USD)		1.082	1.090

Total					65,152	1,260
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

At December 31, 2022

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (1)	Forward	40,000		10,000	50,000	1,658	Other current financial assets
Average forward rate (EUR/USD)		1.031		1.084	—
Notional amount (2)	Forward		15,000	25,000	40,000	849	Other current financial assets
Average forward rate (EUR/USD)			1.060	1.064	—
Total					90,000	2,507
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position at December 31, 2023 and December 31, 2022 are as follows:

At December 31, 2023

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	151,927	1,805	90,404	244,136	(240)	243,896	2,461	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	84,005	84,005	—	84,005	—	Current financial liabilities
Financial payables for share acquisition	—	175	—	175	—	175	—	Current financial liabilities
Notes	—	50,000	—	50,000	(257)	49,743	—	Non-current financial liabilities
Total	151,927	51,980	174,409	378,316	(496)	377,820	2,461

Percentage of Total	40%	14%	46%

At December 31, 2022

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	131,946	2,467	404	134,817	(230)	134,587	5,983	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	13,244	—	13,244	—	13,244	—	Other financial liabilities
Financial payables for share acquisition	—	—	—	—	—	—	—	Current financial liabilities
Financial liabilities due to related parties	—	871	—	871	—	871	—	Current financial liabilities
Financial liabilities due to other lenders	—	—	796	796	—	796	—	Current financial liabilities/ Non-current financial liabilities
Notes	—	50,000	—	50,000	(319)	49,681	—	Non-current financial liabilities
Total	131,946	66,582	1,200	199,728	(549)	199,179	5,983

Percentage of Total	66%	33%	1%

Impact of Hedging on Equity in Cash Flow Hedge Reserve

Set out below is the impact of hedging on equity:

	Cash Flow Hedge Reserve	Cost of Hedging Reserve
	(EUR thousand)
At January 1, 2022	—	—
Foreign exchange forward	(1,084)	235
Tax effect	260	(56)
At 31 December, 2022	(824)	179
Foreign exchange forward	550	(126)
Tax effect	(111)	30
At 31 December, 2023	(385)	83

The risk arising from net investment in foreign subsidiaries is monitored; no active hedging is currently being performed. With regard to commodity risk, the Group enters into fixed-price contracts for certain utilities.

Set out below is the impact of hedging on equity:

Cash Flow Hedge Reserve
(EUR thousand)
At January 1, 2022	1,277
Interest Rate Swap	(7,663)
Tax effect	1,839
At December 31, 2022	(4,547)
Interest Rate Swap	3,522
Tax effect	(845)
At December 31, 2023	(1,870)

Schedule of Interest Rate and Exchange Rate Sensitivity

At December 31, 2023

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,506)	1,537
US dollar	3%	(3)%	(4,431)	4,705
	5%	(5)%	(7,244)	8,007

Euro	1%	(1)%	216	(221)
Mexican Pesos	3%	(3)%	636	(676)
	5%	(5)%	1,041	(1,150)

Euro	1%	(1)%	(132)	135
China Renmimbi	3%	(3)%	(388)	412
	5%	(5)%	(634)	701

At December 31, 2022

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,729)	1,764
US dollar	3%	(3)%	(5,087)	5,401
	5%	(5)%	(8,316)	9,192

Euro	1%	(1)%	187	(191)
Mexican Pesos	3%	(3)%	551	(585)
	5%	(5)%	900	(995)

Euro	1%	(1)%	(93)	95
China Renmimbi	3%	(3)%	(274)	291
	5%	(5)%	(448)	495

The following table presents an analysis of sensitivity to a change in interest rates on the portion of loans and borrowings affected. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2023

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(92)	92
	+50 BP	-50 BP	(230)	230
	+100 BP	-100 BP	(461)	461

At December 31, 2022

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
(EUR thousand)
	+20 BP	-20 BP	—	—
	+50 BP	-50 BP	—	—
	+100 BP	-100 BP	—	—

Schedule of Due Dates of Financial and Other Liabilities

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2023 and 2022 on the basis of contractual payments of principal portion which have not been discounted:

At December 31, 2023
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	84,005	—	—	84,005
Borrowings from banks (*)	51,664	192,472	—	244,136
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	6,370	9,781	4,975	21,125
Other financial liabilities	175	—	—	175
Trade payables	277,815	—	—	277,815
Tax payables	30,798	—	—	30,798
Other liabilities (***)	63,395	1,743	—	65,138
Employee benefits	120	160	7,133	7,413
Total liabilities	514,343	254,156	12,107	780,606

(*) The corresponding balance reported in the consolidated financial statement position is EUR 243,896 thousand and EUR 49,743 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 18,945 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions.

At December 31, 2022
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	13,244	—	—	13,244
Borrowings from banks (*)	50,680	84,136	—	134,816
Notes (*)	—	25,000	25,000	50,000
Lease liabilities (**)	5,785	10,362	6,211	22,358
Other financial liabilities	1,666	—	—	1,666
Trade payables	239,180	—	—	239,180
Tax payables	41,655	—	—	41,655
Other liabilities (***)	69,499	18,060	—	87,559
Employee benefits	2,187	—	6,127	8,314
Total liabilities	423,896	137,558	37,338	598,792

(*) The corresponding balance reported in the consolidated financial statement position is EUR 134,587 thousand and EUR 49,681 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 19,982 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions.

Summary of Hedging Contracts

The Group is holding the following hedging contracts (Interest Rate Swaps):

Line item in the statement of financial position	Contract notional	Currency	Carrying amount at December 31, 2023	Carrying amount at December 31, 2022
	(EUR thousand)
Non-current financial assets	235,000	EUR	577	2,795
Current financial assets	235,000	EUR	2,373	3,187
Non-current financial liabilities	70,000	EUR	(488)	—

Summary of Financial Contracts

At December 31, 2023, the Group held the following contracts:

Commodity	Contract notional (volume)	Unit	Carrying amount at December 31, 2023	Line item in the statement of financial position
			(EUR thousand)
Gas	33,480	MWh	—	Current financial liabilities
Energy	10,132	MWh	(20)	Current financial liabilities
Total	43,612		(20)